YORKTOWN GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2019
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.67%
Communication Services — 5.24%
Alphabet, Inc., Class A(a)	210	$264,348
Electronic Arts, Inc.(a)	2,500	241,000
Gray Television, Inc.(a)	18,100	297,021
KDDI Corporation	12,000	333,253
Liberty Media Corporation - Liberty SiriusXM, Series A(a)	7,200	323,352
Naspers Ltd., Class N - ADR	6,700	189,275
Nexon Company Ltd.(a)	9,400	109,242
Nexstar Media Group, Inc., Class A	2,700	262,683
Nintendo Company Ltd. - ADR	5,800	269,816
Take-Two Interactive Software, Inc.(a)	2,400	288,840
Tencent Holdings Ltd. - ADR	7,000	283,500
T-Mobile US, Inc.(a)	4,200	347,172
		3,209,502
Consumer Discretionary — 12.63%
adidas AG - ADR	2,200	339,570
AutoZone, Inc.(a)	300	343,314
Carter's, Inc.	2,900	290,696
Christian Dior SE	700	345,394
Compass Group plc - ADR	7,900	210,140
Dollar General Corporation	1,900	304,646
Dollar Tree, Inc.(a)	2,700	298,080
Fast Retailing Company Ltd. - ADR	3,200	196,640
Five Below, Inc.(a)	2,900	362,819
Fox Factory Holding Corp.(a)	3,250	198,055
Gentex Corporation	6,500	182,325
G-III Apparel Group Ltd.(a)	6,900	173,259
Hermes International SA	425	305,738
Industria de Diseno Textil S.A. - ADR	17,000	265,710
Kering SA - ADR	6,600	376,134
LCI Industries	3,000	291,360
Lear Corporation	2,000	235,540
Lithia Motors, Inc., Class A	2,000	314,960
Lowe's Companies, Inc.	1,400	156,254
Moncler SpA	6,700	258,106
Nitori Holdings Company Ltd.	2,300	351,635
Ollie's Bargain Outlet Holdings, Inc.(a)	3,100	198,028
Pan Pacific International Holdings Corporation	7,600	120,133
Prosus NV - ADR(a)	6,700	92,728
Ross Stores, Inc.	3,100	339,977
SEB SA	1,400	212,514
Sekisui Chemical Company Ltd.	16,000	281,359
Shenzhou International Group Holdings Ltd.	10,500	145,525
Tractor Supply Company	3,300	313,566
TRI Pointe Group, Inc.(a)	14,100	221,934
		7,726,139
Consumer Staples — 3.75%
Anheuser-Busch InBev SA/NV - ADR	3,400	274,618
British American Tobacco plc - ADR	3,600	125,856
Constellation Brands, Inc., Class A	1,700	323,561
Costco Wholesale Corporation	900	267,399
Fomento Economico Mexicano SAB de CV - ADR	3,200	284,864

Inter Parfums, Inc.	2,600	201,318
J & J Snack Foods Corporation	1,100	209,836
Salmar ASA	5,100	237,676
Shiseido Company Ltd. - ADR	4,500	366,750
		2,291,878
Energy — 0.68%
CNOOC Ltd.	196,000	294,159
Transportadora de Gas del Sur S.A. - ADR	16,500	124,740
		418,899
Financials — 5.55%
AIA Group Ltd. - ADR	6,300	251,118
Arthur J. Gallagher & Company	2,800	255,416
Berkshire Hathaway, Inc., Class A(a)	1	318,939
Eaton Vance Corporation	6,300	287,280
FactSet Research Systems, Inc.	900	228,168
LPL Financial Holdings, Inc.	4,300	347,612
Noah Holdings Ltd. - ADR(a)	4,700	142,363
Partners Group Holding AG	390	304,099
Ping An Insurance (Group) Company of China Ltd. - ADR	15,400	354,662
Sumitomo Mitsui Financial Group, Inc.	8,700	312,585
Synchrony Financial	7,800	275,886
Tokio Marine Holdings, Inc.	5,800	315,163
		3,393,291
Health Care — 13.02%
Align Technology, Inc.(a)	1,400	353,206
AMN Healthcare Services, Inc.(a)	6,200	364,312
Biogen, Inc.(a)	1,200	358,452
BioMerieux	4,200	343,598
Cambrex Corporation(a)	4,200	250,866
Cerner Corporation	2,500	167,800
Chemed Corporation	600	236,346
Chugai Pharmaceutical Company Ltd.	2,900	245,717
Cooper Companies, Inc. (The)	500	145,500
CSL Ltd. - ADR	3,200	281,696
CSPC Pharmaceutical Group Ltd.	159,000	408,875
Emergent BioSolutions, Inc.(a)	4,400	251,504
Encompass Health Corporation	3,000	192,060
Genmab A/S(a)	1,750	381,411
Globus Medical, Inc., Class A(a)	4,400	230,428
Hill-Rom Holdings, Inc.	3,100	324,539
LHC Group, Inc.(a)	2,100	233,037
Lonza Group AG - ADR	4,700	169,482
M3, Inc.	8,500	204,964
Masimo Corporation(a)	1,700	247,843
Orpea	1,200	144,412
PerkinElmer, Inc.	3,100	266,476
Sartorius Stedim Biotech	1,700	254,450
Sinopharm Group Company Ltd.	60,500	217,346
Sonova Holding AG - ADR	7,400	339,142
Straumann Holding AG	300	267,557
Takeda Pharmaceutical Company Ltd. - ADR	14,900	267,753
Thermo Fisher Scientific, Inc.	900	271,782
Universal Health Services, Inc., Class B	1,700	233,682
Veeva Systems, Inc., Class A(a)	2,200	312,026
		7,966,262
Industrials — 25.95%
Acuity Brands, Inc.	1,400	174,706
AerCap Holdings N.V.(a)	3,200	185,216
AMERCO	900	364,536
Apogee Enterprises, Inc.	6,360	238,754
ASSA ABLOY AB - ADR	27,300	322,686

C.H. Robinson Worldwide, Inc.	3,000	226,920
Carlisle Companies, Inc.	1,800	274,086
Cintas Corporation	1,000	268,670
Copart, Inc.(a)	3,400	280,976
Deere & Company	1,700	296,038
Douglas Dynamics, Inc.	6,450	302,054
EMCOR Group, Inc.	3,100	271,901
Encore Wire Corporation	3,400	191,080
Equifax, Inc.	1,300	177,723
ESCO Technologies, Inc.	2,400	202,776
Franklin Electric Company, Inc.	3,900	210,015
Fujitec Company Ltd. - ADR	22,700	333,661
Generac Holdings, Inc.(a)	4,000	386,320
Graco, Inc.	6,600	298,320
HEICO Corporation	1,800	222,012
Hexcel Corporation	4,300	320,866
IDEX Corporation	1,500	233,295
IMCD Group NV	3,700	288,456
J.B. Hunt Transport Services, Inc.	2,300	270,388
John Bean Technologies Corporation	1,600	164,432
Kingspan Group plc - ADR	6,300	327,600
KION Group AG	4,400	292,385
Komatsu Ltd.(a)	12,800	303,317
L3Harris Technologies, Inc.	1,200	247,572
Landstar System, Inc.	1,800	203,670
Makita Corporation - ADR	7,000	235,830
Makita Corporation	5,200	177,442
NIBE Industrier AB, Class B	19,800	270,674
Nidec Corporation - ADR	7,700	284,130
Nordson Corporation	1,300	203,853
Northrop Grumman Corporation	700	246,736
Owens Corning	3,400	208,352
Raytheon Company	1,000	212,210
RBC Bearings, Inc.(a)	1,435	230,231
Recruit Holdings Company Ltd.	7,500	250,787
RELX plc - ADR	10,500	253,995
Rollins, Inc.	7,950	302,975
Roper Technologies, Inc.	700	235,872
Saia, Inc.(a)	3,000	267,600
Secom Company Ltd. - ADR	16,000	368,320
Sensata Technologies Holding plc(a)	6,500	332,735
SMC Corporation	900	393,286
Teleperformance SA	1,600	362,614
Toro Company (The)	4,800	370,224
Trex Company, Inc.(a)	4,000	351,560
UniFirst Corporation	1,200	241,008
United Technologies Corporation	2,000	287,160
Universal Forest Products, Inc.	8,100	407,916
US Ecology, Inc.	4,400	273,812
Viad Corporation	3,800	231,876
Waste Connections, Inc.	3,300	304,920
Watsco, Inc.	1,000	176,300
Wolters Kluwer NV - ADR	3,500	257,950
Xylem, Inc.	3,400	260,746
		15,881,545
Information Technology — 21.65%
Accenture plc, Class A	1,300	241,046
Adobe, Inc.(a)	900	250,137
Advanced Energy Industries, Inc.(a)	3,200	189,120
Amadeus IT Group S.A. - ADR	4,300	319,275
Analog Devices, Inc.	2,300	245,249

Apple, Inc.	1,400	348,264
ASML Holding N.V. - ADR	1,500	392,955
Broadridge Financial Solutions, Inc.	1,400	175,308
Cabot Microelectronics Corporation	2,000	302,240
CDW Corporation	2,900	370,939
Constellation Software, Inc.	300	296,272
Dassault Systemes SE - ADR	2,000	304,780
Entegris, Inc.	7,800	374,400
EPAM Systems, Inc.(a)	1,300	228,748
ExlService Holdings, Inc.(a)	3,600	250,668
Fidelity National Information Services, Inc.	1,800	237,168
Fortinet, Inc.(a)	3,200	260,992
Genpact Ltd.	4,300	168,431
Global Payments, Inc.	1,215	205,554
Guidewire Software, Inc.(a)	2,700	304,398
Hexagon AB, Class B	5,300	270,546
Intuit, Inc.	950	244,625
IPG Photonics Corporation(a)	2,100	281,988
Jack Henry & Associates, Inc.	1,800	254,808
Keyence Corporation	450	285,525
KLA-Tencor Corporation	1,500	253,560
Logitech International, S.A.	7,500	305,625
MAXIMUS, Inc.	3,300	253,242
Monolithic Power Systems, Inc.	2,400	359,808
Murata Manufacturing Company Ltd.	6,200	336,611
Novanta, Inc.(a)	3,400	302,770
NXP Semiconductors N.V.	3,100	352,408
Open Text Corporation	6,500	261,690
PagSeguro Digital Ltd., Class A(a)	5,500	203,940
Palo Alto Networks, Inc.(a)	1,600	363,824
Paychex, Inc.	3,100	259,284
PayPal Holdings, Inc.(a)	2,800	291,480
Rogers Corporation(a)	1,940	262,831
salesforce.com, Inc.(a)	1,700	266,033
Silicon Motion Technology Corporation - ADR	7,400	311,170
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,000	309,780
Tokyo Electron Ltd. - ADR	6,400	318,400
Trade Desk, Inc. (The), Class A(a)	650	130,520
Tyler Technologies, Inc.(a)	2,100	563,892
Universal Display Corporation	2,100	420,378
WEX, Inc.(a)	900	170,262
Wirecard AG - ADR	2,300	145,808
		13,246,752
Materials — 4.92%
Air Liquide SA	2,310	306,849
Balchem Corporation	1,900	192,299
Berry Global Group, Inc.(a)	8,800	365,288
Eagle Materials, Inc.	1,600	146,144
Givaudan SA - ADR	4,800	282,480
Kirkland Lake Gold Ltd.	4,300	201,885
Mondi plc	6,000	124,145
Novozymes A/S - ADR	6,100	286,395
RPM International, Inc.	3,200	231,776
Sherwin-Williams Company (The)	500	286,160
Symrise AG - ADR	14,000	336,700
Westlake Chemical Corporation	4,000	252,760
		3,012,881
Real Estate — 3.84%
American Tower Corporation, Class A	1,150	250,792
Big Yellow Group plc	27,000	399,363
Equinix, Inc.	300	170,034

Equity LifeStyle Properties, Inc.	2,200	153,868
Federal Realty Investment Trust	2,500	340,025
Henderson Land Development Company Ltd. - ADR	60,393	298,039
Jones Lang LaSalle, Inc.	1,900	278,388
Lamar Advertising Company, Class A	3,300	264,033
Sun Communities, Inc.	1,200	195,180
		2,349,722
Utilities — 0.44%
Ormat Technologies, Inc.	3,500	267,960

Total Common Stocks
(Cost $42,887,094)		59,764,831

Total Investments — 97.67%
(Cost $42,887,094)		59,764,831
Other Assets in Excess of Liabilities — 2.33%		1,426,513
Net Assets — 100.00%		$61,191,344

(a)	Non-income producing security.

ADR - American Depositary Receipt

YORKTOWN CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2019
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 77.57%
Communication Services — 4.07%
AT&T, Inc.	4,400	$169,356
Discovery, Inc., Series A(a)	7,200	194,076
Interpublic Group of Companies, Inc. (The)	15,200	330,600
KDDI Corporation - ADR	6,500	89,505
Nuvera Communications, Inc.	10,000	205,000
WPP plc - ADR	1,400	87,416
		1,075,953
Consumer Discretionary — 9.97%
Bayerische Moteren Werke AG - ADR	2,900	73,921
Carter's, Inc.	2,200	220,528
Cedar Fair, LP	3,100	172,887
Compass Group plc - ADR	3,800	101,080
Continental AG - ADR	5,300	70,755
Cracker Barrel Old Country Store, Inc.	1,000	155,500
Garmin Ltd.	2,600	243,750
Hasbro, Inc.	1,900	184,889
Industria de Diseno Textil S.A. - ADR	5,900	92,217
LCI Industries	2,100	203,952
M.D.C. Holdings, Inc.	6,000	232,260
Magna International, Inc.	1,600	86,032
Penske Automotive Group, Inc.	3,700	180,264
Royal Caribbean Cruises Ltd.	1,600	174,128
Superior Uniform Group, Inc.	13,100	189,557
Thor Industries, Inc.	4,000	253,040
		2,634,760
Consumer Staples — 1.04%
Hormel Foods Corporation	4,100	167,649
Spectrum Brands Holdings, Inc.	215	10,795
Unilever plc - ADR	1,600	96,176
		274,620
Energy — 1.43%
Magellan Midstream Partners, LP	2,800	174,496
Valero Energy Corporation	2,100	203,658
		378,154
Financials — 9.44%
Arthur J. Gallagher & Company	2,300	209,806
BlackRock, Inc.	400	184,680
Eaton Vance Corporation	4,600	209,760
Hennessey Advisors, Inc.	19,650	218,115
Hong Kong Exchanges & Clearing Ltd. - ADR	2,600	80,600
Houlihan Lokey, Inc.	3,300	155,958
Jefferies Financial Group, Inc.	8,600	160,562
Legg Mason, Inc.	5,900	219,834
Main Street Capital Corporation - BDC	4,600	198,030
Marsh & McLennan Companies, Inc.	2,100	217,602
Santander Consumer USA Holdings, Inc.	9,200	230,736
T. Rowe Price Group, Inc.	1,800	208,440
Tradeweb Markets, Inc.	4,800	200,400
		2,494,523

Health Care — 1.80%
CVS Health Corporation	2,700	179,253
Novo Nordisk A/S - ADR	1,700	93,874
Quest Diagnostics, Inc.	2,000	202,500
		475,627
Industrials — 11.34%
Argan, Inc.	5,100	193,035
Bunzl plc - ADR	2,500	65,200
C.H. Robinson Worldwide, Inc.	2,000	151,280
Dover Corporation	2,200	228,558
Fastenal Company	6,200	222,828
General Dynamics Corporation	1,000	176,800
IAA, Inc.(a)	3,400	129,710
Ingersoll-Rand plc	1,800	228,402
Johnson Controls International plc	5,300	229,649
KAR Auction Services, Inc.	3,400	84,524
Legrand SA - ADR	7,000	109,340
ManpowerGroup, Inc.	2,400	218,208
MSC Industrial Direct Company, Inc., Class A	2,100	153,741
RELX plc - ADR	3,700	89,503
Ryder System, Inc.	2,700	131,301
Snap-on, Inc.	1,000	162,670
Watsco, Inc.	2,400	423,120
		2,997,869
Information Technology — 6.44%
Accenture plc, Class A	1,200	222,504
Broadcom, Inc.	600	175,710
j2 Global, Inc.	2,400	227,904
Magic Software Enterprises Ltd.	22,400	208,320
MKS Instruments, Inc.	1,800	194,796
Oracle Corporation	3,700	201,613
Skyworks Solutions, Inc.	2,500	227,650
Tokyo Electron Ltd. - ADR	4,900	243,775
		1,702,272
Materials — 5.84%
Avery Dennison Corporation	1,800	230,148
Eastman Chemical Company	2,200	167,288
Greif, Inc., Class A	4,200	164,514
Mercer International, Inc.	16,200	197,640
Packaging Corporation of America	1,900	207,974
Rio Tinto plc - ADR	3,000	156,030
RPM International, Inc.	3,100	224,533
Trinseo S.A.	4,600	195,500
		1,543,627
Real Estate — 12.98%
American Campus Communities, Inc.	4,000	199,920
American Tower Corporation, Class A	1,000	218,080
AvalonBay Communities, Inc.	900	195,894
Boston Properties, Inc.	1,400	192,080
Crown Castle International Corporation	1,600	222,064
Douglas Emmett, Inc.	4,700	203,604
EastGroup Properties, Inc.	1,800	241,110
Empire State Realty Trust, Inc., Class A	11,400	164,958
EPR Properties	2,400	186,696
Equity LifeStyle Properties, Inc.	3,400	237,796
Healthcare Realty Trust, Inc.	5,500	191,235
Healthcare Trust of America, Inc., Class A	6,400	198,400
Iron Mountain, Inc.	4,900	160,720
Jones Lang LaSalle, Inc.	1,400	205,128
National Retail Properties, Inc.	3,400	200,294
Realty Income Corporation	2,600	212,654
Weingarten Realty Investors	6,300	199,899
		3,430,532

Utilities — 13.22%
Alliant Energy Corporation	4,000	213,360
American Water Works Company, Inc.	1,900	234,213
Aqua America, Inc.	5,000	226,650
Dominion Energy, Inc.	2,500	206,375
Duke Energy Corporation	2,000	188,520
El Paso Electric Company	3,500	233,485
Evergy, Inc.	3,000	191,730
Eversource Energy	2,500	209,350
IDACORP, Inc.	1,800	193,716
New Jersey Resources Corporation	3,800	165,680
NextEra Energy, Inc.	1,000	238,340
NorthWestern Corporation	2,800	203,056
Pinnacle West Capital Corporation	2,000	188,240
Southern Company (The)	3,300	206,778
Southwest Gas Holdings, Inc.	2,200	192,060
Spire, Inc.	2,200	184,932
Xcel Energy, Inc.	3,400	215,934
		3,492,419
Total Common Stocks
(Cost $17,989,240)		20,500,356

PREFERRED STOCKS — 4.87%
Financials — 4.87%
Fidus Investment Corporation, 6.00%	8,000	205,600
Merchants Bancorp, Series A, 7.00%	40,000	1,080,800
Total Preferred Stocks
(Cost $1,200,000)		1,286,400

	Principal Amount
CORPORATE BONDS AND NOTES — 15.39%
Financials — 15.39%
Bank of New York Mellon Corporation, Series D, 4.50%, Perpetual (3MO LIBOR +246.0BPS)(b)	$1,000,000	1,010,620
Citigroup, Inc., Series D, 5.35%, Perpetual (3MO LIBOR +346.6BPS)(b)	1,000,000	1,034,020
Dime Community Bancshares, Inc., 4.50%, 06/15/2027 (3MO LIBOR + 266bps)(b)	1,000,000	1,013,056
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.5bps)(b)	1,000,000	1,010,875
Total Corporate Bonds and Notes
(Cost $3,937,371)		4,068,571

Total Investments — 97.83%
(Cost $23,126,611)		25,855,327
Other Assets in Excess of Liabilities — 2.17%		574,268
Net Assets — 100.00%		$26,429,595

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

ADR - American Depositary Receipt

BDC - Business Development Company

YORKTOWN MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2019
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 12.40%
Communication Services — 0.62%
AT&T, Inc.	28,500	$1,096,965
Interpublic Group of Companies, Inc. (The)	46,700	1,015,725
Meredith Corporation	17,800	671,060
Verizon Communications, Inc.	20,000	1,209,400
		3,993,150
Consumer Discretionary — 1.05%
Bluegreen Vacations Corporation	108,500	1,042,685
Carnival Corporation	35,400	1,518,306
Carnival plc - ADR	22,900	931,114
Kohl's Corporation	1,550	79,453
LCI Industries	6,500	631,280
Penske Automotive Group, Inc.	13,100	638,232
PetMed Express, Inc.	41,300	967,039
Tapestry, Inc.	39,100	1,011,126
		6,819,235
Consumer Staples — 0.65%
Altria Group, Inc.	8,800	394,152
British American Tobacco plc - ADR	14,700	513,912
Bunge Ltd.	5,000	270,000
Kraft Heinz Company (The)	18,200	588,406
Molson Coors Brewing Company, Class B	17,500	922,600
Philip Morris International, Inc.	12,000	977,280
Weis Markets, Inc.	14,500	558,105
		4,224,455
Energy — 2.04%
BP plc - ADR	27,500	1,042,525
Chevron Corporation	10,000	1,161,400
China Petroleum & Chemical Corporation - ADR	7,700	434,973
CVR Energy, Inc.	12,100	573,782
Delek US Holdings, Inc.	16,000	639,200
Exxon Mobil Corporation	15,000	1,013,550
Magellan Midstream Partners, LP	9,500	592,040
Marathon Petroleum Corporation	16,500	1,055,175
Occidental Petroleum Corporation	8,000	324,000
ONEOK, Inc.	10,000	698,300
PBF Energy, Inc., Class A	29,000	936,120
Phillips 66	9,500	1,109,790
Royal Dutch Shell plc, Class A - ADR	18,000	1,043,460
Shell Midstream Partners, LP	32,000	656,640
Total S.A. - ADR	9,000	473,670
Valero Energy Corporation	6,000	581,880
Williams Companies, Inc. (The)	40,000	892,400
		13,228,905
Financials — 2.35%
Apollo Global Management, Inc.	24,800	1,020,768
Ares Management Corporation, Class A	36,000	1,064,520
BGC Partners, Inc., Class A	201,000	1,045,200
BlackRock, Inc.	2,000	923,400
Compass Diversified Holdings LLC - MLP	15,000	309,750
Eaton Vance Corporation	14,500	661,200
Federated Investors, Inc., Class B	18,300	584,502

First Hawaiian, Inc.	70,000	1,913,100
Invesco Ltd.	36,000	605,520
Janus Henderson Group plc	51,800	1,198,134
KeyCorp	63,500	1,141,095
Lazard Ltd., Class A - MLP	20,000	746,600
Moelis & Company, Class A	2,200	78,496
Navient Corporation	10,000	137,700
Old Republic International Corporation	13,000	290,420
People's United Financial, Inc.	59,000	954,030
Prudential Financial, Inc.	18,000	1,640,520
Virtu Financial, Inc., Class A	53,700	910,752
		15,225,707
Health Care — 0.51%
AbbVie, Inc.	17,000	1,352,350
Bristol-Myers Squibb Company	13,400	768,758
Cardinal Health, Inc.	2,000	98,900
CVS Health Corporation	16,500	1,095,435
		3,315,443
Industrials — 1.22%
Aircastle Ltd.	30,000	816,600
Caterpillar, Inc.	8,000	1,102,400
Covanta Holding Corporation	40,000	577,600
Cummins, Inc.	7,500	1,293,600
H&E Equipment Services, Inc.	34,600	1,174,324
Healthcare Services Group, Inc.	26,000	633,360
Knoll, Inc.	47,000	1,256,780
United Parcel Service, Inc., Class B	9,000	1,036,530
		7,891,194
Information Technology — 0.62%
Broadcom, Inc.	5,300	1,552,105
Ituran Location and Control Ltd.	23,300	571,549
Lam Research Corporation	5,000	1,355,200
Western Digital Corporation	9,700	501,005
		3,979,859
Materials — 2.36%
Corteva, Inc.	8,333	219,825
Dow, Inc.	23,633	1,193,230
DuPont de Nemours, Inc.	8,333	549,228
Greif, Inc., Class A	12,200	477,874
International Paper Company	33,600	1,467,648
LyondellBasell Industries N.V., Class A	10,000	897,000
MMC Norilsk Nickel PJSC - ADR	46,700	1,295,225
Norbord, Inc.	41,000	1,183,670
Nucor Corporation	20,250	1,090,462
Packaging Corporation of America	6,200	678,652
Rio Tinto plc - ADR	10,000	520,100
Schweitzer-Mauduit International, Inc.	20,000	809,800
Sinopec Shanghai Petrochemical Company Ltd. - ADR	35,400	967,482
Southern Copper Corporation	31,800	1,131,444
Steel Dynamics, Inc.	35,300	1,071,708
Ternium SA - ADR	56,600	1,131,434
WestRock Company	15,000	560,550
		15,245,332
Real Estate — 0.35%
Crown Castle International Corporation	7,000	971,530
Newmark Group, Inc., Class A	119,000	1,263,780
		2,235,310
Utilities — 0.63%
CenterPoint Energy, Inc.	33,100	962,217
Dominion Energy, Inc.	15,300	1,263,015
PPL Corporation	34,000	1,138,660
Southern Company (The)	11,400	714,324
		4,078,216
Total Common Stocks
(Cost $81,563,418)		80,236,806

PREFERRED STOCKS — 3.99%
Energy — 0.85%
NuStar Energy LP, Series A, 8.50%	140,000	3,403,400
NuStar Energy LP, Series B, 7.63%	50,000	1,130,500
NuStar Energy LP, Series C, 9.00%	40,000	997,200
		5,531,100
Financials — 2.98%
Aegon Funding Corporation II, 5.10%	40,000	1,030,400
B. Riley Financial, Inc., 6.50%	40,000	1,000,000
B. Riley Financial, Inc., 6.75%	80,000	2,086,400
B. Riley Financial, Inc., 7.25%	60,000	1,537,200
B. Riley Financial, Inc., 7.50%	35,468	903,725
Citizens Financial Group, Inc., Series E, 5.00%	20,000	499,200
Compass Diversified Holdings LLC, Series A, 7.25%	101,400	2,460,978
Compass Diversified Holdings LLC, Series B, 7.88%	20,000	499,400
GMAC Capital Trust I, Series 2, 8.30%	50,000	1,320,500
Landmark Infrastructure Partners LP, Series C, 7.38%	10,000	263,200
Merchants Bancorp, Series A, 7.00%	80,000	2,161,600
Northern Trust Corporation, Series E, 4.70%	20,000	501,200
NuStar Logistics LP, 9.04%	29,000	755,450
Ready Capital Corporation, 7.00%	25,000	696,750
Regions Financial Corporation, Series C, 5.70%	40,000	1,096,000
Two Harbors Investment Corporation, Series A, 8.13%	25,000	695,250
Two Harbors Investment Corporation, Series B, 7.63%	30,000	786,300
Two Harbors Investment Corporation, Series D, 7.75%	38,500	981,788
		19,275,341
Industrials — 0.04%
CAI International, Inc., Series A, 8.50%	10,000	267,200

Real Estate — 0.12%
Global Medical REIT, Inc., Series A, 7.50%	10,900	287,215
Sotherly Hotels, Inc., Series C, 7.88%	19,200	488,064
Total Preferred Stocks		775,279
(Cost $25,257,643)		25,848,920

	Principal Amount
CORPORATE BONDS AND NOTES — 69.42%
Communication Services — 1.06%
Hughes Satellite Systems Corporation, 5.25%, 8/1/2026	$250,000	268,750
Qwest Corporation, 7.25%, 9/15/2025	2,000,000	2,295,054
United States Cellular Corporation, 6.70%, 12/15/2033	2,540,000	2,769,362
Univision Communications, Inc., 5.13%, 5/15/2023 (a)	1,500,000	1,507,500
		6,840,666
Consumer Discretionary — 4.76%
ADT Security Corporation/The, 4.88%, 7/15/2032 (a)	3,500,000	3,046,050
Conn's, Inc., 7.25%, 7/15/2022	3,500,000	3,561,250
Hertz Corporation, 5.50%, 10/15/2024 (a)	3,000,000	2,991,300
HLF Financing SaRL, LLC, 7.25%, 8/15/2026 (a)	1,500,000	1,571,250
L Brands, Inc., 6.88%, 11/1/2035	3,000,000	2,565,000
Liberty Interactive LLC, 8.25%, 2/1/2030	2,000,000	2,045,000
Quad Graphics, Inc., 7.00%, 5/1/2022	5,962,000	5,785,390
Signet UK Finance plc, 4.70%, 6/15/2024	2,121,000	2,004,345
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,795,275
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	3,379,000	3,429,685
		30,794,545

Consumer Staples — 4.36%
Albertsons Companies, LLC, 6.63%, 6/15/2024	2,000,000	2,107,500
Avon Products, Inc., 5.00%, 3/15/2023	3,000,000	3,165,000
JBS Investments II GmbH, 7.00%, 1/15/2026 (a)	4,000,000	4,346,000
Land O' Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,377,500
Land O' Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,020,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	3,000,000	3,055,260
Pilgrim's Pride Corporation, 5.75%, 3/15/2025 (a)	6,640,000	6,905,600
Vector Group Ltd., 6.13%, 2/1/2025 (a)	3,345,000	3,227,925
		28,204,785
Energy — 11.02%
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022 (a)	2,000,000	1,902,600
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	981,250
CVR Refining LLC, 6.50%, 11/1/2022	5,470,000	5,538,375
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.8bps)(b)	1,000,000	964,020
DCP Midstream Operating LP, 5.85%, Perpetual (3MO LIBOR + 385.0bps)(a),(b)	3,000,000	2,700,000
Energy Transfer Partners LP, Series A, 6.25%, 2/15/2068 (3MO LIBOR + 402.8bps)(b)	3,620,000	3,372,102
Genesis Energy LP, 6.75%, 8/1/2022	2,081,000	2,099,209
MEG Energy Corporation, 7.00%, 3/31/2024 (a)	2,990,000	2,818,075
MPLX LP, 6.88%, Perpetual (3MO LIBOR + 465.20bps)(b)	4,699,000	4,774,983
Murphy Oil Corporation, 6.88%, 8/15/2024	2,700,000	2,861,568
Murphy Oil Corporation, 7.05%, 5/1/2029	759,000	815,925
PBF Holding Company LLC, 7.00%, 11/15/2023	4,681,000	4,844,835
PBF Holding Company LLC, 7.25%, 6/15/2025	7,575,000	7,944,281
PBF Logistics, LP, 6.88%, 5/15/2023	6,000,000	6,180,000
Plains All American Pipeline LP, Series B, 6.13%, 12/31/2049 (3MO LIBOR + 411.0bps)(b)	3,500,000	3,269,070
SemGroup Corporation, 5.63%, 11/15/2023	6,000,000	6,165,000
SemGroup Corporation, 6.38%, 3/15/2025 (a)	5,521,000	5,748,741
Tidewater, Inc., 8.00%, 8/1/2022	3,000,000	3,105,000
Transocean, Inc., 9.00%, 7/15/2023 (a)	5,150,000	5,265,875
		71,350,909
Financials — 33.39%
Allegiance Bancshares, Inc., 4.70%, 10/1/2029 (3MO LIBOR + 313bps)(b)	1,000,000	1,026,449
American Express Company, Series C, 4.90%, Perpetual (3MO LIBOR + 328.5bps)(b)	1,000,000	1,006,520
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,200,000	5,238,175
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,106,520
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y + 519.20bps)(b)	4,900,000	5,065,532
Bank of Nova Scotia/The, 4.65%, Perpetual	3,400,000	3,395,257
Barclays plc, 4.84%, 5/9/2028	2,000,000	2,137,001
Barclays plc, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,632,148
BB&T Corporation, 4.80%, Perpetual (H15T5Y + 300.30bps)(b)	3,000,000	3,056,250
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	3,000,000	2,932,530
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.90bps)(a),(b)	4,000,000	4,262,860
Branch Banking & Trust Company, 2.64%, 9/17/2029 (H15T5Y + 115bps)(b)	4,000,000	3,992,224
Brighthouse Financial, Inc., 3.70%, 6/22/2027	3,000,000	2,949,898
Cadence BanCorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)(b)	1,500,000	1,525,866
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387bps)(a),(b)	2,000,000	2,052,891
Citadel LP, 5.38%, 1/17/2023 (a)	5,000,000	5,283,971
Citadel LP, 4.88%, 1/15/2027 (a)	3,000,000	3,142,255
Citigroup, Inc., 3.59%, Perpetual (3MO LIBOR + 405.90bps)(b)	2,000,000	2,028,190
Citigroup, Inc., 5.90%, Perpetual (b)	2,000,000	2,118,930
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.70bps)(b)	1,500,000	1,596,030
CNO Financial Group, Inc., 5.25%, 5/30/2025	2,500,000	2,745,312
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)(b)	2,000,000	2,055,526
Cowen, Inc., 7.25%, 5/6/2024 (a)	4,000,000	4,105,820
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.20bps)(a),(b)	3,000,000	3,265,065
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.60bps)(b)	1,334,000	1,372,713
Enstar Group Ltd., 4.95%, 6/1/2029	5,000,000	5,360,543
Everest Reinsurance Holdings, Inc., 4.54%, 5/15/2037 (3MO LIBOR + 238.5bps)(b)	10,902,000	9,992,719

F&M Financial Services Corporation, 5.95%, 9/15/2029 (SOFRRATE + 484bps)(b)	4,000,000	4,076,064
FedNat Holding Company, 7.50%, 3/15/2029 (a)	3,000,000	3,067,500
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025 (a)	2,000,000	2,145,000
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	1,016,520
Fifth Third Bancorp, Series J, 5.23%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	4,011,080
First Financial Bancorp, 5.13%, 8/25/2025	2,400,000	2,506,251
FS Energy & Power Fund, 7.50%, 8/15/2023 (a)	5,100,000	5,183,640
Genworth Holdings, Inc., 7.70%, 6/15/2020	2,500,000	2,562,500
Genworth Holdings, Inc., 7.63%, 9/24/2021	3,268,000	3,406,890
Global Aircraft Leasing Company, Ltd., 6.50%, 9/15/2024 (a)	2,205,000	2,262,220
Goldman Sachs Group, Inc., Series P, 5.00%, Perpetual (3MO LIBOR + 287.4bps)(b)	6,000,000	5,961,120
Hallmark Financial Services, Inc., 6.25%, 8/15/2029	2,000,000	2,072,500
Hartford Financial Services Group, Inc., 4.28%, 2/12/2047 (3MO LIBOR + 212.5bps)(a),(b)	6,117,000	5,404,247
HSBC Holdings plc, 6.00%, Perpetual (USISDA05 + 374.60bps)(b)	5,000,000	5,197,600
Icahn Enterprises LP, 6.75%, 2/1/2024	2,325,000	2,432,531
Icahn Enterprises LP/Icahn Enterprises Finance, 6.25%, 5/15/2026 (a)	1,000,000	1,062,500
ILFC E-Capital Trust I, 3.77%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a),(b)	1,250,000	923,775
ILFC E-Capital Trust I, 3.77%, 12/21/2065 (USD CMT 30YR + 155.0bps)(b)	590,000	436,022
ILFC E-Capital Trust II, 4.02%, 12/21/2065 (H15T30Y + 180.0bps)(a),(b)	1,000,000	772,500
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.20bps)(b)	1,000,000	1,025,625
Intesa Sanpaolo SpA, 5.71%, 1/15/2026	4,000,000	4,291,719
Jefferies Finance, LLC, 7.25%, 8/15/2024 (a)	4,354,000	4,408,425
JPMorgan Chase & Company, Series CC, 4.63%, Perpetual (3MO LIBOR + 258.0bps)(b)	2,000,000	1,988,040
JPMorgan Chase & Company, Series V, 5.42%, Perpetual (b)	4,000,000	4,033,000
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (a)	2,301,000	2,341,267
Lincoln National Corporation, 4.01%, 4/20/2067 (3MO LIBOR + 204bps)(b)	5,623,000	4,563,177
Lloyds Banking Group plc, 7.50%, Perpetual (USSW5 + 449.60bps)(b)	2,000,000	2,202,090
Lloyds Banking Group plc, 7.50%, Perpetual (USSW5 + 476bps)(b)	3,000,000	3,292,500
Macquarie Bank Ltd./London, 6.13%, 3/2/2167 (USSW5 + 370.30bps)(a),(b)	1,000,000	1,025,900
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.5bps)(b)	2,000,000	2,021,750
Midland States Bancorp, Inc., 5.00%, 9/30/2029 (a)	4,000,000	4,052,276
Millennium Consolidated Holdings LLC, 7.50%, 6/30/2023	4,000,000	4,174,285
Morgan Stanley, Series H, 5.61%, Perpetual (3MO LIBOR +361.0bps)(b)	3,000,000	3,021,750
PennyMac Corporation, 5.38%, 5/1/2020 (c)	4,000,000	4,052,711
PRA Group, Inc., 3.00%, 8/1/2020 (c)	9,175,000	9,142,552
Prime Security Services Borrower LLC, 5.75%, 4/15/2026 (a)	2,000,000	2,054,400
Reinsurance Group of America, 4.78%, 12/15/2065 (3MO LIBOR + 266.5bps)(b)	600,000	558,912
Royal Bank of Scotland Group plc, 8.63%, Perpetual (USSW5 + 759.8bps)(b)	3,000,000	3,240,000
Royal Bank of Scotland plc, 6.13%, 12/15/2022	2,000,000	2,181,943
Standard Life Aberdeen plc, 4.25%, 6/30/2028	1,550,000	1,603,669
SunTrust Banks, Inc., Series H, 5.13%, Perpetual (3MO LIBOR + 278.60bps)(b)	2,000,000	2,044,300
Synovus Financial Corporation, 5.90%, 2/7/2029 (USSW5 + 337.9bps)(b)	3,000,000	3,217,500
UniCredit SpA, 7.83%, 12/4/2023 (a)	3,000,000	3,539,087
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,086,298
Unifin Financiera S.A.B. de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028 (a)	1,000,000	1,027,500
		216,138,331
Health Care — 0.31%
MEDNAX, Inc., 6.25%, 1/15/2027 (a)	2,000,000	1,985,000

Industrials — 3.18%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (a)	3,036,000	3,206,775
General Electric Company, Series D, 5.00%, Perpetual (3MO LIBOR + 333.0bps)(b)	2,300,000	2,220,121
Global Ship Lease, Inc., 9.88%, 11/15/2022 (a)	3,957,000	4,115,280
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	3,447,325	3,468,009
Mueller Industries, Inc., 6.00%, 3/1/2027	7,467,000	7,597,673
		20,607,858
Information Technology — 4.39%
Dell, Inc., 8.35%, 7/15/2046 (a)	3,000,000	3,999,954
HP, Inc., 6.00%, 9/15/2041	2,538,000	2,930,418
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	3,116,931
MagaChip Semiconductor Corporation, 6.63%, 7/15/2021	4,700,000	4,696,781

Pitney Bowes, Inc., 5.20%, 4/1/2023 (b)	2,000,000	1,980,000
Seagate HDD Cayman, 4.88%, 6/1/2027	3,500,000	3,705,326
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	2,246,649
Unisys Corporation, 10.75%, 4/15/2022 (a)	5,300,000	5,767,062
		28,443,121
Materials — 4.12%
Century Aluminum Company, 7.50%, 6/1/2021 (a)	2,119,000	2,050,132
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (a)	5,500,000	5,527,500
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (a)	4,680,000	4,718,025
Freeport-McMoRan, Inc., 5.25%, 9/1/2029	1,000,000	1,020,300
Kinross Gold Corporation, 6.88%, 9/1/2041	4,500,000	5,231,250
Mercer International, Inc., 6.50%, 2/1/2024	2,000,000	2,067,500
Norbord, Inc., 6.25%, 4/15/2023 (a)	3,400,000	3,629,500
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,381,000	1,456,955
Unigel Luxembourg SA, 8.75%, 10/1/2026 (a)	1,000,000	1,006,250
		26,707,412
Real Estate — 0.15%
Colony NorthStar, Inc., 5.00%, 4/15/2023 (c)	1,000,000	978,862

Structured Notes — 1.10%
Morgan Stanley Contingent Income Securities, Russell 2000 Index and EURO STOXX 50 Index MTN, 7.70%, 6/28/2028 (b)	3,000,000	3,579,900
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (b)	3,000,000	3,542,100
		7,122,000
Utilities — 1.58%
PPL Capital Funding, Inc., Series A, 4.77%, 3/30/2067 (3MO LIBOR + 266.5bps)(b)	7,000,000	6,255,397
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (a)	4,000,000	4,010,000
		10,265,397
Total Corporate Bonds and Notes
(Cost $441,757,670)		449,438,886

SECURITIZED DEBT OBLIGATIONS — 5.33%
Asset Backed Securities — 5.33%
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 12/10/2021 (a)	2,000,000	2,025,879
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	550,000	552,968
Business Jet Securities LLC, Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	2,847,339	2,917,353
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	750,000	766,378
Continental Credit Card LLC, Series 2019-1A, Class C, 6.16%, 3/15/2023 (a)	3,000,000	3,039,736
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	2,358,799	2,407,816
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 10/16/2023 (a)	2,000,000	2,008,216
KDAC Aviation Finance Ltd., Series 2017-1A, Class C, 7.39%, 6/15/2023 (a)	2,109,467	2,175,223
MAPS Ltd., Series 2019-1A, Class C, 7.39%, 2/17/2026 (a)	3,614,088	3,761,162
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	2,250,153	2,353,194
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.00%, 6/22/2043 (a)	738,180	689,883
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 2/15/2022 (a)	2,888,900	2,950,898
SCF Equipment Leasing LLC, Series 19-1A, Class F, 6.00%, 4/20/2030 (a)	2,887,911	2,909,422
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024 (a)	500,000	506,943
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 3/15/2023 (a)	2,000,000	2,065,000
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,255,000	3,364,788
		34,494,859
Total Securitized Debt Obligations
(Cost $34,301,057)		34,494,859

COLLATERALIZED LOAN OBLIGATIONS — 1.99%
Atrium XII, Series 12A, Class CR, 3.60%, 4/22/2027 3MO LIBOR + 165bps(a),(b)	2,500,000	2,465,530
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.97%, 5/22/2039 3MO LIBOR + 245bps(a),(b)	3,000,000	2,970,000
Oaktree CLO Ltd., Series 2019-4A, Class C, 4.89%, 10/20/2032 (a),(b)	1,500,000	1,500,000
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 3.97%, 4/20/2028 3MO LIBOR + 200bps(a),(b)	3,000,000	2,942,691
Zais CLO5 Ltd., Series 2016-2A, Class B, 5.30%, 10/15/2028 3MO LIBOR + 330bps(a),(b)	3,000,000	3,003,186

Total Collateralized Loan Obligations
(Cost $12,964,044)		12,881,407

REPURCHASE AGREEMENTS — 3.09%
Tri-Party Repurchase Agreement with South Street Securities BNY Mellon Tri-Party, 1.78%, dated 10/31/2019 and maturing on 11/1/2019, collateralized by U.S. Government Agencies with rates ranging from 2.28% to 5.55% and maturity dates from 7/1/20121 to 6/1/2019 with a par value of $49,855,036 and a collateral value of $5,100.000.	5,000,000	5,000,000
Tri-Party Repurchase Agreement with South Street Securities BNY Mellon Tri-Party, 1.95%, dated 10/18/2019 and maturing on 11/1/2019, collateralized by a U.S. Government Agency Security with a rate of 4.50% and maturity date of 7/1/2048 with a par value of $13,225,613 and a collateral value of $10,200,000.	10,000,000	10,000,000
Tri-Party Repurchase Agreement with South Street Securities BNY Mellon Tri-Party, 1.95%, dated 10/22/2019 and maturing 11/5/2019, collateralized by a U.S. Government Agency Security with a rate of 3.00% and maturity date of 9/1/2049 with a par value of $5,015,440 and a collateral value of $5,100,001.	5,000,000	5,000,000
Total Repurchase Agreements
(Cost $20,000,000)		20,000,000

INVESTMENT COMPANIES — 2.20%(d)	Shares
Open-End Funds — 2.20%
Yorktown Small Cap Fund, Institutional Class	1,189,765	14,241,490
Total Investment Companies
(Cost $12,024,919)		14,241,490
Total Investments — 98.42%
(Cost $627,868,751)		637,142,368
Other Assets in Excess of Liabilities — 1.58%		10,249,153
Net Assets — 100.00%		$647,391,521

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as October 31, 2019 was $211,145,757, representing 32.61% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Convertible bond.
(d)	Affiliated issuer.

ADR - American Depositary Receipt

MLP - Master Limited Partnership

MTN - Medium Term Note

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2019
(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 63.62%
Communication Services — 0.43%
Sprint Spectrum Company, LP, Series 2016-1, 3.36%, 3/20/2023 (a)	$2,110,500	$2,128,967

Consumer Discretionary — 7.59%
Autonation, Inc., 3.50%, 11/15/2024	3,000,000	3,087,894
Daimler Finance North America LLC, 3.06%, 2/15/2022 (3MO LIBOR + 90.0bps)(a),(b)	1,000,000	1,006,743
Ford Motor Credit Company LLC, 5.88%, 8/2/2021	340,000	356,797
Ford Motor Credit Company LLC, 3.35%, 11/1/2022	1,000,000	1,003,689
Ford Motor Credit Company LLC, 3.10%, 5/4/2023	458,000	452,366
General Motors Financial Company, Inc., 4.20%, 3/1/2021	764,000	782,377
General Motors Financial Company, Inc., 3.34%, 11/6/2021 (3MO LIBOR + 110.0bps)(b)	3,000,000	3,007,641
General Motors Financial Company, Inc., 3.41%, 6/30/2022 (3MO LIBOR + 131.0bps)(b)	2,000,000	2,008,592
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	1,001,737
Hyundai Capital America, 3.15%, 9/18/2020 (3MO LIBOR + 100.0bps)(a),(b)	1,000,000	1,004,067
Hyundai Capital America, 3.25%, 9/20/2022 (a)	2,080,000	2,119,449
Hyundai Capital America, 2.85%, 11/1/2022 (a)	500,000	503,947
Lear Corporation, 5.25%, 1/15/2025	2,500,000	2,577,858
Macy's Retail Holdings, Inc., 9.50%, 4/15/2021	456,300	464,969
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,800,000	1,830,622
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021 (a)	2,645,000	2,689,998
Nissan Motor Acceptance Corporation, 2.64%, 3/15/2021 (3MO LIBOR + 52.0bps)(a),(b)	760,000	760,481
Nissan Motor Acceptance Corporation, 2.79%, 9/28/2022 (3MO LIBOR + 69.0bps)(a),(b)	2,000,000	1,996,425
Nordstrom, Inc., 4.75%, 5/1/2020	1,000,000	1,011,759
QVC, Inc., 5.13%, 7/2/2022	1,572,000	1,658,592
QVC, Inc., 4.38%, 3/15/2023	2,636,000	2,739,848
ZF North America Capital, Inc., 4.00%, 4/29/2020	550,000	552,810
ZF North America Capital, Inc., 4.00%, 4/29/2020 (a)	4,820,000	4,844,625
		37,463,286
Consumer Staples — 1.50%
Bacardi Ltd., 4.50%, 1/15/2021 (a)	500,000	509,909
Bunge Limited Finance Corporation, 4.35%, 3/15/2024	3,000,000	3,176,021
Dollar Tree, Inc., 2.70%, 4/17/2020 (3MO LIBOR + 70.0bps)(b)	500,000	500,078
Smithfield Foods, Inc., 2.70%, 1/31/2020 (a)	3,205,000	3,205,481
		7,391,489
Energy — 4.22%
Andeavor, 5.38%, 10/1/2022	1,704,000	1,724,363
Continental Resources, Inc., 5.00%, 9/15/2022	2,102,000	2,119,449
Motiva Enterprises LLC, 5.75%, 1/15/2020 (a)	92,000	92,584
MPLX LP, 6.25%, 10/15/2022 (a)	7,747,000	7,891,759
MPLX LP, 6.38%, 5/1/2024 (a)	5,006,000	5,261,719
Phillips 66, 2.73%, 2/26/2021 (3MO LIBOR + 60.0bps)(b)	1,060,000	1,060,153
Texas Gas Transmission LLC, 4.50%, 2/1/2021 (a)	930,000	947,369
Williams Companies, Inc. (The), 7.88%, 9/1/2021	1,605,000	1,763,325
		20,860,721
Financials — 37.54%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	2,067,461
AIB Group plc, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)(a),(b)	3,000,000	3,161,517
Air Lease Corporation, 2.25%, 1/15/2023	250,000	249,059
Aircastle Ltd., 7.63%, 4/15/2020	1,317,000	1,348,191
Antares Holdings, LP, 6.00%, 8/15/2023 (a)	3,000,000	3,109,411
Associated Banc-Corp, 4.25%, 1/15/2025	1,401,000	1,482,898
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,074,497
Athene Global Funding, 3.32%, 7/1/2022 3MO LIBOR + 123bps(a),(b)	2,000,000	2,025,914

Athene Global Funding, 2.75%, 6/25/2024 (a)	1,250,000	1,264,446
Banco Santander SA, 3.12%, 4/12/2023 (b)	1,200,000	1,204,238
Banco Santander SA, 5.18%, 11/19/2025	2,000,000	2,226,091
Bank of America Corporation, 2.94%, 4/24/2023 (3MO LIBOR + 100.0bps)(b)	2,000,000	2,021,519
Bank of Ireland Group plc, 4.50%, 11/25/2023 (a)	3,465,000	3,675,119
Barclays plc, 3.68%, 1/10/2023	1,000,000	1,023,242
Barclays plc, 4.61%, 2/15/2023 (3MO LIBOR + 135.6bps)(b)	2,000,000	2,090,055
Barclays plc, 3.55%, 5/16/2024 (3MO LIBOR + 138.0bps)(b)	1,000,000	1,009,227
Barclays plc, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)(b)	2,000,000	2,108,811
BGC Partners, Inc., 3.75%, 10/1/2024 (a)	4,000,000	3,981,416
BPCE SA, 3.37%, 9/12/2023 (3MO LIBOR + 124.0bps)(a),(b)	1,430,000	1,446,324
Cantor Fitzgerald LP, 4.88%, 5/1/2024 (a)	4,000,000	4,245,952
Citadel LP, 5.38%, 1/17/2023 (a)	1,504,000	1,589,419
Citigroup, Inc., 3.16%, 6/1/2024 (3MO LIBOR + 102.3bps)(b)	1,000,000	1,011,841
Citizens Bank NA, 2.94%, 5/26/2022 (3MO LIBOR + 81.0bps)(b)	1,250,000	1,256,062
Citizens Financial Group, Inc., 4.30%, 12/3/2025	3,000,000	3,236,621
Credit Agricole Corporate & Investment Bank SA, 2.71%, 10/3/2021 (3MO LIBOR + 62.5bps)(b)	3,000,000	3,009,030
Credit Agricole SA, 2.96%, 4/24/2023 (3MO LIBOR + 102.0bps)(a),(b)	1,000,000	1,006,186
Credit Suisse Group AG, 3.37%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(b)	3,000,000	3,032,873
Customers Bancorp, Inc., 3.95%, 6/30/2022	2,000,000	2,023,764
Customers Bancorp, Inc., 4.50%, 9/25/2024	3,000,000	3,039,172
Danske Bank A/S, 3.00%, 9/20/2022 (3MO LIBOR + 124.9bps)(a),(b)	500,000	504,853
Danske Bank A/S, 3.19%, 9/12/2023 (3MO LIBOR + 106.0bps)(a),(b)	2,000,000	1,987,594
Danske Bank A/S, 3.88%, 9/12/2023 (a)	3,000,000	3,120,730
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(b)	1,000,000	1,013,056
Discover Bank, 8.70%, 11/18/2019	169,000	169,419
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	6,040,000	6,103,970
Enstar Group Ltd., 4.50%, 3/10/2022	3,000,000	3,114,571
First Busey Corporation, 3.75%, 5/25/2022	1,750,000	1,754,506
Flushing Financial Corporation, 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)(b)	3,000,000	3,062,978
Fulton Financial Corporation, 4.50%, 11/15/2024	700,000	744,642
Goldman Sachs Bank USA, 2.42%, 9/11/2020 (O/N SOFR + 30.0bps)(b)	1,000,000	1,001,165
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,582,982
Hilltop Holdings, Inc., 5.00%, 4/15/2025	400,000	417,984
HSBC Holdings plc, 3.79%, 5/25/2021 (3MO LIBOR + 166.0bps)(b)	2,000,000	2,037,393
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	1,017,032
Intesa Sanpaolo SpA, 3.38%, 1/12/2023 (a)	3,000,000	3,033,790
Intesa Sanpaolo SpA, 3.25%, 9/23/2024 (a)	3,000,000	3,021,742
JPMorgan Chase & Company, MTN, 3.21%, 3/21/2023 (3MO LIBOR + 105.0bps)(b)	100,000	100,048
JPMorgan Chase & Company, Series 1, 5.41%, Perpetual (3MO LIBOR + 347.0bps)(b)	1,516,000	1,527,400
JPMorgan Chase & Company, Series V, 5.42%, Perpetual (3MO LIBOR + 332.0bps) (b)	1,000,000	1,008,250
Lloyds Banking Group plc, 2.86%, 3/17/2023 (3MO LIBOR + 124.9bps)(b)	2,000,000	2,021,932
Llyods Banking Group plc, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)(b)	3,000,000	3,043,440
Main Street Capital Corporation, 4.50%, 12/1/2019	5,786,000	5,795,186
Mizuho Financial Group, Inc., 2.84%, 7/16/2023 (3MO LIBOR + 84.0bps)(b)	975,000	978,139
Nationwide Building Society, 3.62%, 4/26/2023 (3MO LIBOR + 181.1bps)(a),(b)	3,000,000	3,085,195
Nationwide Mutual Insurance Company, 4.41%, 12/15/2024 (3MO LIBOR + 229.0bps)(a),(b)	2,275,000	2,271,321
NatWest Markets plc, 3.50%, 9/29/2022 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	1,014,808
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022 (b)	1,250,000	1,225,756
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024	1,700,000	1,784,504
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023 (a)	2,500,000	2,632,500
PennyMac Corporation, 5.38%, 5/1/2020 (c)	5,081,000	5,147,956
Pershing Square Holdings Ltd., 5.50%, 7/15/2022 (a)	3,000,000	3,157,500
Pinnacle Bank, 4.88%, 7/30/2025 (3MO LIBOR + 312.8bps)(b)	3,400,000	3,432,589
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (a)	500,000	501,390
Royal Bank of Scotland Group plc, 3.66%, 6/25/2024 (3MO LIBOR + 155.0bps)(b)	3,000,000	3,020,368
Royal Bank Of Scotland Group plc, 3.50%, 5/15/2023 (b)	2,000,000	2,044,153
RWT Holdings, Inc., 5.63%, 11/15/2019 (c)	10,636,000	10,670,493
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,572,813
Simmons First National Corporation, 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)(b)	1,000,000	1,036,387
Standard Chartered plc, 3.95%, 1/11/2023	1,250,000	1,293,277

Standard Chartered plc, 3.95%, 1/11/2023 (a)	2,000,000	2,069,243
Standard Chartered plc, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)(a),(b)	2,000,000	2,074,652
Sterling Bancorp, 3.50%, 6/8/2020	2,000,000	2,007,888
Stifel Financial Corporation, 4.25%, 7/18/2024	3,000,000	3,178,758
Sumitomo Mitsui Financial Group, Inc., 2.80%, 10/16/2023 (3MO LIBOR + 80.0bps)(b)	1,000,000	1,003,695
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,044,502
Synchrony Financial, 4.38%, 3/19/2024	3,000,000	3,192,744
TCF National Bank, 6.25%, 6/8/2022	1,000,000	1,073,317
UBS AG, 2.62%, 12/1/2020 (3MO LIBOR + 48.0bps)(a),(b)	2,000,000	2,006,031
UniCredit SpA, 6.57%, 1/14/2022 (a)	1,000,000	1,076,937
UniCredit SpA, 3.75%, 4/12/2022 (a)	3,000,000	3,074,056
United Financial Bancorp, Inc., 5.75%, 10/1/2024	2,100,000	2,271,263
Valley National Bancorp, 5.13%, 9/27/2023	1,030,000	1,103,357
Webster Financial Corporation, 4.38%, 2/15/2024	3,000,000	3,165,898
Wells Fargo Bank NA, 2.46%, 10/22/2021 (3MO LIBOR + 51.0bps)(b)	2,000,000	2,007,873
		185,424,382
Health Care — 0.61%
Bayer US Finance II LLC, 3.13%, 12/15/2023 (3MO LIBOR + 101.0bps)(a),(b)	3,000,000	3,018,501

Industrials — 8.52%
Air Canada Pass-Through Certificates, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	262,744	270,492
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	60,864	63,275
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	961,294	980,061
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	1,894,922	1,924,762
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	75,286	77,554
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,598,124	1,617,391
Arconic, Inc., 6.15%, 8/15/2020	728,000	749,181
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	6,000,000	6,195,000
British Airways plc Pass Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020 (a)	42,840	43,318
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/2019	6,854,064	6,861,374
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	915,459	927,271
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	91,006	93,025
Continental Airlines Pass Through Trust, Series 2000-1A1, Class A-1, 8.05%, 11/1/2020	14,041	14,386
Continental Airlines Pass Through Trust, Series 2000-2A1, Class A-1, 7.71%, 4/2/2021	96,046	99,101
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	236,231	250,552
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	950,169	1,041,475
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	206,997	228,805
Delta Air Lines Pass Through Trust, Series 2002-1, Class G-1, 6.72%, 1/2/2023	34,596	36,690
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	88,003	92,554
Delta Air Lines Pass-Through Trust, Series 2009-1, Class A, 7.75%, 12/17/2019	1,037,606	1,044,219
Doric Nimrod Air Alpha Ltd. Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	192,034	192,398
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	2,143,724	2,196,273
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	5,159,981	5,307,990
Hainan Airlines Hong Kong Company Ltd., 3.63%, 2/7/2020	7,447,000	7,457,805
Spirit AeroSystems, Inc., 2.92%, 6/15/2021 (3MO LIBOR + 80.0bps)(b)	1,175,000	1,172,181
Spirit Airlines Pass Through Trust, Series 2015-1, Class B, 4.45%, 4/1/2024	428,346	443,628
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	141,543	146,296
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	571,483	589,335
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,075,454	1,134,678
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	811,298	848,314
		42,099,384
Information Technology — 1.32%
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	2,050,612
Leidos Holdings, Inc., 4.45%, 12/1/2020	2,815,000	2,860,744
NXP Funding, LLC, 4.13%, 6/1/2021 (a)	1,550,000	1,593,289
		6,504,645
Materials — 0.75%
Kinross Gold Corporation, 5.13%, 9/1/2021	1,175,000	1,221,412
Sociedad Quimica y Minera de Chile S.A., 5.50%, 4/21/2020	900,000	914,841
Standard Industries, Inc., 5.50%, 2/15/2023 (a)	495,000	507,227
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,000,000	1,055,000
		3,698,480

Real Estate — 0.50%
MPT Operating Partnership LP, 6.38%, 3/1/2024	2,356,000	2,462,020

Utilities — 0.64%
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	1,005,719
IPALCO Enterprises, Inc., 3.45%, 7/15/2020	1,156,000	1,162,908
SCANA Corporation, MTN, 6.25%, 4/1/2020	1,000,000	1,013,221
		3,181,848
Total Corporate Bonds and Notes
(Cost $311,154,846)		314,233,723

SECURITIZED DEBT OBLIGATIONS — 27.95%
Asset Backed Securities — 26.70%
321 Henderson Receivables I LLC, Series 07-1A, Class A1, 2.23%, 3/15/2042 (a),(b)	2,298,273	2,217,899
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 12/10/2021 (a)	1,250,000	1,275,018
American Credit Acceptance Receivables Trust, Series 2017-3, Class D, 3.43%, 10/10/2023 (a)	3,000,000	3,019,540
American Credit Acceptance Receivables Trust, Series 2018-1, Class C, 3.55%, 4/10/2024 (a)	600,000	602,784
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024 (a)	3,000,000	3,074,812
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/2021	410,461	410,548
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%, 6/18/2025	3,000,000	3,055,868
Applebees/IHOP Funding, LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024 (a),(b)	3,000,000	3,063,690
Ascentium Equipment Receivables Trust, Series 2019-2A, Class D, 2.85%, 11/10/2026 (a)	2,287,000	2,296,769
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (a)	500,000	500,762
Bank of the West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023 (a)	1,400,000	1,407,804
BFNS LLC, Series 2019-1A, Class X, 3.01%, 3/25/2030 (3MO LIBOR + 90.0bps)(a),(b)	3,150,000	3,134,250
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/2027 (a)	198,000	198,500
CAL Funding Ltd., Series 2013-1A, Class A, 3.35%, 3/27/2028 (a)	700,417	701,542
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024 (a)	1,360,000	1,402,083
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 12/15/2023 (a)	2,000,000	2,009,549
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025 (a),(b)	3,000,000	3,049,771
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026 (a)	1,750,000	1,795,996
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 3.25%, 6/15/2022 (a)	507,751	508,401
CLI Funding LLC, Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,434,160	1,457,468
Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/2023 (a)	504,734	508,863
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027 (a)	3,000,000	3,118,022
Cronos Containers Program Ltd., Series 2014-1A, Class A, 3.04%, 7/18/2023 (a)	967,290	968,093
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028 (a)	1,120,000	1,121,202
Cronos Containers Program Ltd., Series 2014-2A, Class A, 3.27%, 11/18/2029 (a)	3,430,000	3,440,875
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/2024	3,000,000	3,031,338
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	514,383	517,793
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	3,000,000	3,092,185
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	1,000,000	1,022,697
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	1,347,885	1,375,895
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021 (a)	3,500,000	3,528,102
Evergreen Credit Card Trust, Series 2019-3, Class B, 2.36%, 10/15/2021 (a)	1,641,000	1,647,136
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2022 (a)	500,000	499,700
Exeter Automobile Receivables Trust, Series 2016-1A, Class D, 8.20%, 2/18/2020 (a)	2,000,000	2,085,462
Exeter Automobile Receivables Trust, Series 2019-1A, Class B, 3.45%, 2/15/2023 (a)	465,000	470,360
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	432,000	439,420
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/2023 (a)	2,000,000	2,029,445
Exeter Automobile Receivables Trust, Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	3,000,000	3,057,317
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	2,000,000	2,062,429
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%, 10/16/2023 (a)	1,460,000	1,465,817
First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	2,777,000	2,823,319
Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/2022 (a)	393,139	392,809
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.98%, 8/15/2022 (a)	2,000,000	2,022,761
Flagship Credit Auto Trust, Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	1,014,278	1,015,247
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024 (a)	200,000	203,602
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024 (a)	3,000,000	3,092,347

Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/2023 (a)	1,500,000	1,518,384
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/15/2025 (a)	750,000	763,751
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	2,000,000	2,042,544
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	3,000,000	3,026,132
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	1,000,000	1,004,805
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	172,484	173,059
GM Financial Consumer Automobile Trust, Series 2017-1A, Class B, 2.30%, 6/16/2023 (a)	200,000	200,485
Hertz Fleet Lease Funding LP, Series 2019-1, Class C, 3.09%, 1/10/2033 (a)	1,000,000	1,010,189
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (a)	100,000	101,040
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/2022 (a)	3,000,000	3,123,289
HOA Funding LLC, Series 2014-1A, Class A2, 4.85%, 8/20/2021 (a)	2,700,000	2,721,837
Kubota Credit Owner Trust, Series 19-1A, Class A4, 2.50%, 3/16/2026 (a)	2,000,000	2,035,146
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (a)	256,409	258,058
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (a)	3,000,000	3,128,551
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A, 4.20%, 2/22/2044 (a)	1,908,708	1,968,074
Navistar Financial Dealer Note Master Owner, Series 2019-1, Class B, 2.57%, 5/25/2024 (1MO LIBOR + 75.0bps)(a),(b)	1,000,000	1,000,384
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	825,000	848,838
Pawnee Equipment Receivables LLC, Series 19-1, Class D, 2.86%, 10/15/2024 (a)	1,180,000	1,174,893
PFS Financing Corporation, Series 2019-C, Class B, 2.42%, 10/15/2024 (a)	1,000,000	999,720
RFS Asset Securitization, Series 2018-1, Class A, 5.30%, 12/15/2023 (a)	1,184,000	1,211,192
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66%, 11/15/2021	261,434	261,675
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/2022	815,000	822,045
Santander Drive Auto Receivables Trust, Series 2016-3, Class D, 2.80%, 8/15/2022	1,250,000	1,259,134
SBA Tower Trust, 2.84%, 1/15/2025 (a)	1,500,000	1,516,986
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042 (b)	16,176	16,327
Student Loan Consolidation Center Student, Series 2011-1, Class A, 3.24%, 10/25/2027 (1MO LIBOR + 122.0bps)(a),(b)	794,010	796,740
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/27/2023 (a)	1,985,000	2,042,803
Textainer Marine Containers Ltd., Series 2018-1A, Class A, 4.11%, 7/20/2043 (a)	1,820,000	1,844,626
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,200,000	1,222,227
Transportation Finance Equipment Trust, Series 19-1, Class D, 2.57%, 1/25/2027 (a)	1,500,000	1,494,380
TRIP Rail Master Funding LLC, Series 2011-1A, Class A2, 6.02%, 7/15/2041 (a)	599,097	630,155
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047 (a)	1,066,219	1,067,933
United Auto Credit Securitization Trust, Series 2019-1, Class D, 3.47%, 8/12/2024 (a)	1,500,000	1,518,463
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023 (a)	3,330,000	3,409,220
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	3,825,000	3,919,198
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,500,000	1,523,720
		131,871,293
Mortgage Backed Securities — 1.25%
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 3.17%, 9/25/2029 (1MO LIBOR + 115.0bps) (a),(b)	1,080,366	1,081,888
Federal National Mortgage Association, Series 2017-C01, Class 1M1, 3.32%, 7/25/2029 (3MO LIBOR + 130.0bps)(b)	1,305,726	1,308,129
Freddie Mac Structured Agency Credit Risk Debt, Series 2015-DNA2, Class M2, 4.42%, 12/25/2027 (1MO LIBOR + 260.0bps)(b)	792,442	795,727
Freddie Mac Structured Agency Credit Risk Debt, Series 2015-HQA2, Class M2, 4.62%, 5/25/2028 (1MO LIBOR + 280.0bps)(b)	978,616	984,367
Freddie Mac Structured Agency Credit Risk Debt, Series 2019-HQA3, Class M1, 2.57%, 9/25/2049 (1MO LIBOR + 75.0bps)(b)	2,000,000	2,001,709
		6,171,820
Total Securitized Debt Obligations
(Cost $136,749,778)		138,043,113

COLLATERALIZED LOAN OBLIGATIONS — 3.96%
AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 2.94%, 1/15/2032 (3MO LIBOR + 95.0bps)(a),(b)	2,125,000	2,125,000
Apidos CLO XX Ltd., Series 2015-20A, Class A1RA, 3.10%, 7/16/2031 (3MO LIBOR + 110.0bps)(a),(b)	3,000,000	2,982,951
Diamond, LLC, Series 2019-1A, Class A1, 3.54%, 4/25/2029 (3MO LIBOR + 160.0bps)(a),(b)	4,000,000	3,984,200
Goldentree Loan Management US CLO 5 Ltd., Series 19-5A, Class X, 2.69%, 10/20/2032 (3MO LIBOR + 50.0bps)(a),(b)	1,400,000	1,400,000
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 4.28%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	1,932,051	1,917,561
Loomis Sayles Ltd., Series 2015-2A, Class A1R, 2.90%, 4/15/2028 (3MO LIBOR + 90.0bps)(a),(b)	1,190,000	1,185,305
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 3.01%, 4/22/2031 (3MO LIBOR + 106.0bps)(a),(b)	3,000,000	2,956,212
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 3.08%, 1/23/2028 (3MO LIBOR + 115.0bps)(a),(b)	3,000,000	2,998,068
Total Collateralized Loan Obligations
(Cost $19,577,177)		19,549,297

COMMERCIAL PAPER — 3.11%
CNPC Finance HK Ltd., 2.76%, 11/19/2019 (a),(d)	3,000,000	2,997,117
CNPC Finance HK Ltd., 2.46%, 12/2/2019 (a),(d)	3,000,000	2,994,643
Ford Motor Credit Company LLC, 3.03%, 8/10/2020 (a),(d)	1,000,000	976,452
Ford Motor Credit Company LLC, 2.99%, 3/26/2020 (a),(d)	1,000,000	989,020
Jabil, Inc., 2.56%, 11/7/2019 (a),(d)	2,450,000	2,448,790
Romulus Funding Corporation, 1.88%, 11/1/2019 (a),(d)	2,000,000	1,999,876
VW Credit, Inc., 2.48%, 4/1/2020	3,000,000	2,972,919
Total Commercial Paper
(Cost $15,372,317)		15,378,817

Total Investments — 98.64%
(Cost $482,854,118)		487,204,950
Other Assets in Excess of Liabilities — 1.36%		6,736,309
Net Assets — 100.00%		$493,941,259

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as October 31, 2019 was $287,361,676, representing 59.16% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Convertible bond.
(d)	Rate disclosed is the effective yield at the time of purchase.

MTN - Medium Term Note

YORKTOWN MASTER ALLOCATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2019
(Unaudited)

INVESTMENT COMPANIES — 98.35% (a)	Shares	Fair Value
Income Funds — 33.57%
Yorktown Capital Income Fund, Institutional Class	187,792	$6,093,838
Growth Funds — 36.65%
Yorktown Growth Fund, Institutional Class	392,727	6,652,800
Small Cap Funds — 28.13%
Yorktown Small Cap Fund, Institutional Class	426,730	5,107,957
Total Investment Companies
(Cost $13,441,899)		17,854,595
Total Investments — 98.35%
(Cost $13,441,899)		17,854,595
Other Assets in Excess of Liabilities — 1.65%		298,817
Net Assets — 100.00%		$18,153,412

(a)	Affiliated issuer.

YORKTOWN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2019
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.89%
Communication Services — 5.51%
Iridium Communications, Inc.(a)	16,600	$406,202
TechTarget, Inc.(a)	35,972	877,717
World Wrestling Entertainment, Inc., Class A	9,600	537,984
		1,821,903
Consumer Discretionary — 21.83%
America's Car-Mart, Inc.(a)	7,500	682,425
Choice Hotels International, Inc.	11,390	1,007,787
Core-Mark Holding Company, Inc.	24,161	737,394
Cracker Barrel Old Country Store, Inc.	5,800	901,900
Eldorado Resorts, Inc.(a)	9,670	432,926
K12, Inc.(a)	15,200	300,808
Lithia Motors, Inc., Class A	4,600	724,408
Meritage Homes Corporation(a)	9,000	648,810
Shake Shack, Inc., Class A(a)	8,300	682,924
Wingstop, Inc.	13,200	1,101,276
		7,220,658
Energy — 1.85%
World Fuel Services Corporation	14,700	614,019

Financials — 15.90%
Ares Commercial Real Estate Corporation	19,000	294,500
Argo Group International Holdings Ltd.	8,375	518,161
Ellington Financial, Inc.	25,000	460,500
Federated Investors, Inc., Class B	20,300	648,382
First American Financial Corporation	12,400	766,072
LPL Financial Holdings, Inc.	12,000	970,080
Main Street Capital Corporation - BDC	12,400	533,820
Morningstar, Inc.	6,600	1,068,144
		5,259,659
Health Care — 10.16%
ANI Pharmaceuticals, Inc.(a)	4,050	316,345
Mesa Laboratories, Inc.	5,000	1,138,750
Neogen Corporation(a)	5,500	357,830
NeoGenomics, Inc.(a)	19,000	435,670
Repligen Corporation(a)	7,900	627,971
Sinovac Biotech Ltd.(a), (b)	74,893	484,558
		3,361,124
Industrials — 13.20%
Clean Harbors, Inc.(a)	8,450	696,787
Douglas Dynamics, Inc.	12,180	570,389
FTI Consulting, Inc.(a)	4,672	508,641
Knight-Swift Transportation Holdings, Inc.	10,200	371,892
Mueller Industries, Inc.	26,166	805,128
NV5 Global, Inc.(a)	14,600	1,057,478
TriNet Group, Inc.(a)	6,700	355,033
		4,365,348
Information Technology — 19.19%
AudioCodes Ltd.	43,000	909,020
EVERTEC, Inc.	22,100	676,039
Fabrinet(a)	20,000	1,124,600
Hackett Group, Inc. (The)	51,500	870,865
Novanta, Inc.(a)	11,600	1,032,980

Paycom Software, Inc.(a)	3,970	839,774
TTEC Holdings, Inc.	6,500	307,905
Viavi Solutions, Inc.(a)	36,700	585,732
		6,346,915
Materials — 1.52%
Schweitzer-Mauduit International, Inc.	12,400	502,076

Real Estate — 3.32%
Getty Realty Corporation	15,850	531,609
OUTFRONT Media, Inc.	21,500	565,665
		1,097,274
Utilities — 4.41%
Chesapeake Utilities Corporation	9,100	862,680
New Jersey Resources Corporation	13,700	597,320
		1,460,000
Total Common Stocks
(Cost $27,772,349)		32,048,976

Total Investments — 96.89%
(Cost $27,772,349)		32,048,976
Other Assets in Excess of Liabilities — 3.11%		1,028,689
Net Assets — 100.00%		$33,077,665

(a)	Non-income producing security.
(b)	Illiquid Security.

BDC - Business Development Company

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

Investment Valuation

The Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund and Yorktown Small Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•  Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•  Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•  Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2019, in valuing the Funds’ assets carried at fair value.

Yorktown Growth Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$58,431,170	$333,661	$-	$58,764,831
Total	$58,431,170	$333,661	$-	$58,764,831

Yorktown Capital Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$20,500,356	$-	$-	$20,500,356
Preferred Stocks	1,286,400	-	-	1,286,400
Corporate Bonds and Notes	-	4,068,571	-	4,068,571
Total	$21,786,756	$4,068,571	$-	$25,855,327

Yorktown Multi-Asset Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$80,236,806	$-	$-	$80,236,806
Preferred Stocks	25,360,856	488,064	-	25,848,920
Corporate Bonds and Notes	-	449,438,886	-	449,438,886
Securitized Debt Obligations	-	34,494,859	-	34,494,859
Collateralized Loan Obligations	-	12,881,407	-	12,881,407
Repurchase Agreements	-	20,000,000	-	20,000,000
Investment Companies	14,241,490	-	-	14,241,490
Total	$119,839,152	$517,303,216	$-	$637,142,368

Yorktown Short Term Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$314,233,723	$-	$314,233,723
Securitized Debt Obligations	-	138,043,113	-	138,043,113
Collateralized Loan Obligations	-	19,549,297	-	19,549,297
Commercial Paper	-	15,378,817	-	15,378,817
Total	$-	$487,204,950	$-	$487,204,950

Yorktown Master Allocation Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$17,854,595	$-	$-	$17,854,595
Total	$17,854,595	$-	$-	$17,854,595

Yorktown Small Cap Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$31,564,418	$484,558	$-	$32,048,976
Total	$31,564,418	$484,558	$-	$32,048,976

See Schedule of Investments for breakdown of sectors in which the Funds invest.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, Yorktown Management & Research Company, Inc. (the “Adviser”) shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

At October 31, 2019, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Growth Fund	Yorktown Capital Income Fund	Yorktown Multi - Asset Income Fund	Yorktown Short Term Bond Fund
Tax cost of investments	$42,958,141	$23,126,611	$629,015,590	$482,876,568

Gross unrealized appreciation	17,031,194	2,957,800	20,439,426	4,528,228
Gross unrealized depreciation	(224,504)	(229,084)	(12,312,648)	(199,846)

Net unrealized appreciation on investments	$16,806,690	$2,728,716	$8,126,778	$4,328,382

	Yorktown Master Allocation Fund	Yorktown Small Cap Fund
Tax cost of investments	$13,726,097	$27,772,349

Gross unrealized appreciation	4,128,498	5,023,445
Gross unrealized depreciation	-	(746,818)

Net unrealized appreciation on investments	$4,128,498	$4,276,627